Risks and Uncertainties	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Risks and Uncertainties [Abstract]
Risks and Uncertainties

6.	Risks and Uncertainties

Investment in SOL

The Trust is subject to various risks including market risk, liquidity risk, and other risks related to its concentration in a single asset, SOL. Investments in SOL are currently unregulated, highly speculative, and subject to volatility.

The net asset value of the Trust relates primarily to the value of SOL held by the Trust and fluctuations in the price of SOL could materially and adversely affect the value of the Shares of the Trust. The price of SOL has a limited history. During such history, SOL prices have been volatile and subject to influence by many factors including the levels of liquidity.

If SOL exchanges continue to experience significant price fluctuations, the Trust may experience losses. Several factors may affect the price of SOL, including, but not limited to, global SOL supply and demand, theft of SOL from global exchanges or vaults, and competition from other forms of digital currency or payment services.

At any given time, substantially all of the SOL held by the Trust will be staked. Staking is a discretionary activity that supports the operation and governance of the Solana Network. Staking has a low but inherent risk of permanent loss of SOL held by the Trust which would have a negative impact on the value of the Shares. Loss, known as “slashing”, can occur due to a failure by the Custodian (or its affiliated staking provider) to properly manage the staked SOL.

The Custodian has agreed to fully compensate the Trust for the amount of slashing of the Trust’s SOL bonded to the Solana Network by the Custodian or the Custodian’s affiliated staking provider by providing, at the Custodian’s discretion, the Trust with the equivalent number of slashed digital assets or the fair market value of such slashed assets in U.S. dollars.

Osprey Solana Trust

Notes to the Financial Statements (unaudited)

As of June 30, 2025

The Trust’s Shareholders have no specific rights to any specific SOL held by the Trust. In the event of the insolvency of the Trust, its assets may be inadequate to satisfy a claim by its Shareholders.

There is currently no clearing house for SOL, nor is there a central or major depository for the custody of SOL. There is a risk that some or all of the Trust’s SOL could be lost or stolen, which would adversely impact Shareholders of the Trust. The Trust does not have insurance protection on its SOL which exposes the Trust and its Shareholders to the risk of loss of the Trust’s SOL. Further, SOL transactions are irrevocable.

Stolen or incorrectly transferred SOL may be irretrievable. As a result, any incorrectly executed SOL transactions could adversely affect an investment in the Trust.

Cryptocurrencies such as SOL use private keys to authorize transactions and prove ownership of the asset. To the extent private keys for SOL addresses are lost, destroyed, or otherwise compromised and no backup of the private keys are accessible, the Trust may be unable to access the SOL held in the associated addresses and the private keys will not be capable of being restored. The processes by which SOL transactions are settled are dependent on the SOL peer-to-peer network, and as such, the Trust is subject to operational risk. Unknown technical vulnerabilities, unanticipated disruptions to the Trust’s operations or the operations of its service providers, and cybersecurity events also may also adversely affect the value of SOL.

As digital assets like SOL have grown in popularity and market size, various countries and jurisdictions have begun to develop regulations governing the digital assets industry. Regulators are concerned such a large unregulated person-to-person global economy could be exploited by bad actors and used to evade taxes or launder money. To the extent future regulatory actions or policies limit the ability to exchange SOL or utilize SOL for payments, the demand for SOL could be reduced.

Furthermore, regulatory actions may limit the ability of end-users to convert SOL into fiat currency or use SOL to pay for goods and services. Such regulatory actions or policies could result in a reduction of demand, and in turn, a decline in the underlying unit price of SOL. The effect of any future regulatory change on the Trust or SOL in general is not possible to predict, but such change could be substantial and adverse to the Trust and the value of the Trust’s investments in SOL.

The Custodian

The digital assets owned by the Trust are controlled by the Custodian and secured in a segregated custody account. The segregated custody account allows for the transfer of ownership or control of the Trust’s digital assets, on the Trust’s behalf, including the withdrawal of digital assets to pay the Trust’s expenses. All digital asset private keys are stored in offline storage, or “cold” storage. “Cold” storage is a safeguarding method by which the private keys corresponding to digital assets are disconnected and/or deleted entirely from the internet. As a result of digital assets being stored in “cold” storage, any withdrawal and subsequent transaction request to the Custodian by the Trust requires up to twenty-four (24) hour notice to process. Such time delay between the withdrawal request and processing of the withdrawal may negatively impact the price of the digital asset upon sale. The Custodian provides the Trust with monthly account statements. The Custodian is independent from the Sponsor.

6.	Risks and Uncertainties

Investment in SOL

The Trust is subject to various risks including market risk, liquidity risk, and other risks related to its concentration in a single asset, SOL. Investments in SOL are currently unregulated, highly speculative, and subject to volatility.

The net asset value of the Trust relates primarily to the value of SOL held by the Trust and fluctuations in the price of SOL could materially and adversely affect the value of the Shares of the Trust. The price of SOL has a limited history. During such history, SOL prices have been volatile and subject to influence by many factors including the levels of liquidity.

If SOL exchanges continue to experience significant price fluctuations, the Trust may experience losses. Several factors may affect the price of SOL, including, but not limited to, global SOL supply and demand, theft of SOL from global exchanges or vaults, and competition from other forms of digital currency or payment services.

At any given time, substantially all of the SOL held by the Trust will be staked. Staking is a discretionary activity that supports the operation and governance of the Solana Network. Staking has a low but inherent risk of permanent loss of SOL held by the Trust which would have a negative impact on the value of the Shares. Loss, known as “slashing”, can occur due to a failure by the Custodian (or its affiliated staking provider) to properly manage the staked SOL.

The Custodian has agreed to fully compensate the Trust for the amount of slashing of the Trust’s SOL bonded to the Solana Network by the Custodian or the Custodian’s affiliated staking provider by providing, at the Custodian’s discretion, the Trust with the equivalent number of slashed digital assets or the fair market value of such slashed assets in U.S. dollars.

The Trust’s Shareholders have no specific rights to any specific SOL held by the Trust. In the event of the insolvency of the Trust, its assets may be inadequate to satisfy a claim by its Shareholders.

There is currently no clearing house for SOL, nor is there a central or major depository for the custody of SOL. There is a risk that some or all of the Trust’s SOL could be lost or stolen, which would adversely impact Shareholders of the Trust. The Trust does not have insurance protection on its SOL which exposes the Trust and its Shareholders to the risk of loss of the Trust’s SOL. Further, SOL transactions are irrevocable.

Stolen or incorrectly transferred SOL may be irretrievable. As a result, any incorrectly executed SOL transactions could adversely affect an investment in the Trust.

Osprey Solana Trust

Notes to the Financial Statements

December 31, 2024 and December 31, 2023

Cryptocurrencies such as SOL use private keys to authorize transactions and prove ownership of the asset. To the extent private keys for SOL addresses are lost, destroyed, or otherwise compromised and no backup of the private keys are accessible, the Trust may be unable to access the SOL held in the associated addresses and the private keys will not be capable of being restored. The processes by which SOL transactions are settled are dependent on the SOL peer-to-peer network, and as such, the Trust is subject to operational risk. Unknown technical vulnerabilities, unanticipated disruptions to the Trust’s operations or the operations of its service providers, and cybersecurity events also may also adversely affect the value of SOL.

As digital assets like SOL have grown in popularity and market size, various countries and jurisdictions have begun to develop regulations governing the digital assets industry. Regulators are concerned such a large unregulated person-to-person global economy could be exploited by bad actors and used to evade taxes or launder money. To the extent future regulatory actions or policies limit the ability to exchange SOL or utilize SOL for payments, the demand for SOL could be reduced.

Furthermore, regulatory actions may limit the ability of end-users to convert SOL into fiat currency or use SOL to pay for goods and services. Such regulatory actions or policies could result in a reduction of demand, and in turn, a decline in the underlying unit price of SOL. The effect of any future regulatory change on the Trust or SOL in general is not possible to predict, but such change could be substantial and adverse to the Trust and the value of the Trust’s investments in SOL.

The Custodian

The digital assets owned by the Trust are controlled by the Custodian and secured in a segregated custody account. The segregated custody account allows for the transfer of ownership or control of the Trust’s digital assets, on the Trust’s behalf, including the withdrawal of digital assets to pay the Trust’s expenses. All digital asset private keys are stored in offline storage, or “cold” storage. “Cold” storage is a safeguarding method by which the private keys corresponding to digital assets are disconnected and/or deleted entirely from the internet. As a result of digital assets being stored in “cold” storage, any withdrawal and subsequent transaction request to the Custodian by the Trust requires up to twenty-four (24) hour notice to process. Such time delay between the withdrawal request and processing of the withdrawal may negatively impact the price of the digital asset upon sale. The Custodian provides the Trust with monthly account statements. The Custodian is independent from the Sponsor.